INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Reconciliation of income tax expense (benefit)
	December 31,
	2021	2020
U.S. federal tax benefit at statutory rate	$(6,819,615)	$(2,068,792)
State income tax benefit, net of federal benefit	(641,368)	(194,565)
Stock compensation	171,269	57,611
Other nondeductible, including IPR&D expense	5,032,981	576
Change in state tax rate	1,768,013	-
Federal and state net operating loss adjustments	745,439	1,605,223
Other, including effect of tax rate brackets	(73)	(56,640)
Change in realizability of IPR&D	229,750	-
Change in valuation allowance	(486,396)	656,587
	$-	$-

Deferred tax assets and liabilities
	December 31,
Deferred Tax Assets	2021	2020
Net operating loss carryforwards	$35,291,097	$35,540,911
Accruals and other	308,296	545,225
Capital loss carryforwards	11,003	11,003
Valuation allowance	(35,610,396)	(36,096,792)
Net deferred tax assets	-	347
Deferred Tax Liabilities
Other liabilities	-	(347)
Net Deferred Tax Liabilities	$-	$-